Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000029057 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000029057 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000029057 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029058 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029058 | AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000029058 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000029058 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029058 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029059 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029059 | AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000029059 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000029059 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000029059 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000029059 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029060 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000029060 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029060 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029060 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029060 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029060 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029060 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029060 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029060 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029060 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029060 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000029060 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000029060 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000029060 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000029060 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029060 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029060 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000029060 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029060 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029060 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029060 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029060 | AssetUpdate Asset Type 2 Field
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029060 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000029061 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029061 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029061 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029061 | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029061 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029061 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029061 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029061 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029061 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029061 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029061 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029061 | 238894481.670000
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000029061 | 193823468.070000
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000029061 | 170320828.950000
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000029061 | 101705469.000000
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029061 | 94630722.810000
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000029061 | 76548527.910000
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029061 | 51248092.000000
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029061 | 46310642.600000
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029061 | 38564041.000000
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029061 | 23318011.710000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029061 | 18833396.280000
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029064 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000029064 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000029064 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000029064 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000029064 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029064 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029064 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000029064 | Mastercard, Inc.A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029064 | Visa, Inc.A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029064 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029064 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029064 | 232170924.950000
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000029064 | 57180881.940000
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000029064 | 47893222.970000
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000029064 | 47094417.840000
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000029064 | 40229727.330000
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000029064 | 14670450.520000
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029063 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029063 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029063 | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029063 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029063 | Allianz SE, Registered Shares
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029063 | Taiwan Semiconductor Manufacturing Co. Ltd. ADR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029063 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029063 | Chugai Pharmaceutical Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029063 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029063 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000029063 | Britain
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000029063 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029063 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029063 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029063 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029063 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029063 | Germany
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000029062 | Gildan Activewear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029062 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029062 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029062 | Globus Medical, Inc.A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029062 | Federal Signal Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029062 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029062 | Descartes Systems Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029062 | Plexus Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029062 | Esab Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029062 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029062 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029062 | 55318495.230000
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000029062 | 39062268.770000
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000029062 | 34604008.990000
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000029062 | 28646110.140000
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000029062 | 24522790.040000
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000029062 | 5635601.480000
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029062 | 5451411.000000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029062 | 5177562.000000
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029062 | 712497.000000
Holdings [Line Items]
Percent of Net Asset Value	0.40%